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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Bill & Melinda Gates Foundation Trust
                 -------------------------------------
   Address:      2365 Carillon Point
                 -------------------------------------
                 Kirkland, WA 98033
                 -------------------------------------

                 -------------------------------------

Form 13F File Number: 28-10098
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Authorized Agent
         -------------------------------
Phone:   (425)889-7900
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Michael Larson         Kirkland, Washington    February 14, 2008
   ----------------------------    ---------------------   -----------------
           [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
                                        --------------------

Form 13F Information Table Entry Total:          47
                                        --------------------

Form 13F Information Table Value Total:      $10,114,653
                                        --------------------
                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-05147                     Michael Larson
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE
                             As of December 31, 2007

      COLUMN 1               COLUMN 2       COLUMN 3    COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
------------------------- ---------------- --------- -------------  --------------------- ---------- --------- --------------------
                                                                                                                 VOTING AUTHORITY
                                                         VALUE         SHRS OR   SH/ PUT/ INVESTMENT   OTHER   --------------------
   NAME OF ISSUER          TITLE OF CLASS    CUSIP      (x$1000)       PRN AMT   PRN CALL DISCRETION  MANAGERS SOLE   SHARED   NONE
------------------------- ---------------- --------- -------------  ------------ --- ---- ---------- --------- ---- ---------- ----
ABBOTT LABS                COM              002824100 $     194,846     3,470,100 SH           OTHER       1          3,470,100
AMERICAN INTL GROUP INC    COM              026874107 $      29,150       500,000 SH           OTHER       1            500,000
ARCHER DANIELS MIDLAND CO  COM              039483102 $     202,203     4,355,000 SH           OTHER       1          4,355,000
BAXTER INTL INC            COM              071813109 $     116,100     2,000,000 SH           OTHER       1          2,000,000
BERKSHIRE HATHAWAY INC
  DEL                      CL B             084670207 $   4,617,600       975,000 SH           OTHER       1            975,000
BP PLC                     SPONSORED ADR    055622104 $     338,997     4,633,000 SH           OTHER       1          4,633,000
CANADIAN NATL RY CO        COM              136375102 $     349,612     7,449,653 SH           OTHER       1          7,449,653
CATERPILLAR INC            COM              149123101 $     227,838     3,140,000 SH           OTHER       1          3,140,000
CLEAN HARBORS INC          COM              184496107 $       3,778        73,076 SH           OTHER       1             73,076
COCA COLA CO               COM              191216100 $     133,909     2,182,000 SH           OTHER       1          2,182,000
COCA COLA FEMSA S AB DE CV SPON ADR REP L   191241108 $     186,338     3,781,208 SH           OTHER       1          3,781,208
COMCAST CORP NEW           CL A SPL         20030N200 $      28,992     1,600,000 SH           OTHER       1          1,600,000
COSTCO WHSL CORP NEW       COM              22160K105 $     357,729     5,128,000 SH           OTHER       1          5,128,000
COX RADIO INC              CL A             224051102 $       1,215       100,000 SH           OTHER       1            100,000
CROWN CASTLE INTL CORP     COM              228227104 $     208,000     5,000,000 SH           OTHER       1          5,000,000
DISNEY WALT CO             COM              254687106 $       3,228       100,000 SH           OTHER       1            100,000
EASTMAN KODAK CO           COM              277461109 $      66,704     3,050,000 SH           OTHER       1          3,050,000
EXPEDITORS INTL WA INC     COM              302130109 $      69,165     1,548,000 SH           OTHER       1          1,548,000
EXXON MOBIL CORP           COM              30231G102 $     354,617     3,785,000 SH           OTHER       1          3,785,000
FEDEX CORP                 COM              31428X106 $     113,692     1,275,000 SH           OTHER       1          1,275,000
GREATER CHINA FD INC       COM              39167B102 $       3,367       135,700 SH           OTHER       1            135,700
GRUPO TELEVISA SA DE CV    SP ADR REP ORD   40049J206 $     147,155     6,190,800 SH           OTHER       1          6,190,800
HOME DEPOT INC             COM              437076102 $      37,770     1,402,000 SH           OTHER       1          1,402,000
IAC INTERACTIVECORP        COM              44919P300 $      18,036       670,000 SH           OTHER       1            670,000
JOHNSON & JOHNSON          COM              478160104 $     167,761     2,515,156 SH           OTHER       1          2,515,156
LILLY ELI & CO             COM              532457108 $      50,080       938,000 SH           OTHER       1            938,000
MCDONALDS CORP             COM              580135101 $     209,572     3,557,500 SH           OTHER       1          3,557,500
MERCK & CO INC             COM              589331107 $     468,399     8,060,550 SH           OTHER       1          8,060,550
NORFOLK SOUTHERN CORP      COM              655844108 $      40,352       800,000 SH           OTHER       1            800,000
NUVELO INC                 COM              67072M301 $          61        33,333 SH           OTHER       1             33,333
PFIZER INC                 COM              717081103 $      77,071     3,390,700 SH           OTHER       1          3,390,700

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
      COLUMN 1               COLUMN 2       COLUMN 3    COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
------------------------- ---------------- --------- -------------  --------------------- ---------- --------- --------------------
                                                                                                                 VOTING AUTHORITY
                                                         VALUE         SHRS OR   SH/ PUT/ INVESTMENT   OTHER   --------------------
   NAME OF ISSUER          TITLE OF CLASS    CUSIP      (x$1000)       PRN AMT   PRN CALL DISCRETION  MANAGERS SOLE   SHARED   NONE
------------------------- ---------------- --------- -------------  ------------ --- ---- ---------- --------- ---- ---------- ----
PROGRESSIVE CORP OHIO     COM              743315103 $      38,320     2,000,000 SH           OTHER       1          2,000,000
QUADRAMED CORP            COM              74730W101 $         103        54,753 SH           OTHER       1             54,753
RADNET INC                COM              750491102 $       6,392       629,779 SH           OTHER       1            629,779
REPUBLIC SVCS INC         COM              760759100 $      42,323     1,350,000 SH           OTHER       1          1,350,000
RESPIRONICS INC           COM              761230101 $      32,740       500,000 SH           OTHER       1            500,000
SCHERING PLOUGH CORP      COM              806605101 $     398,460    14,957,200 SH           OTHER       1         14,957,200
SEATTLE GENETICS INC      COM              812578102 $      40,140     3,521,088 SH           OTHER       1          3,521,088
SONY CORP                 ADR NEW          835699307 $       5,430       100,000 SH           OTHER       1            100,000
TEVA PHARMACEUTICAL INDS
  LTD                     ADR              881624209 $      12,903       277,595 SH           OTHER       1            277,595
TRACTOR SUPPLY CO         COM              892356106 $      35,940     1,000,000 SH           OTHER       1          1,000,000
TYCO INTL LTD
BERMUDA                   SHS              G9143X208 $      47,540     1,199,000 SH           OTHER       1          1,199,000
VIACOM INC NEW            CL B             92553P201 $      21,960       500,000 SH           OTHER       1            500,000
VISICU INC                COM              92831L204 $       7,276       612,994 SH           OTHER       1            612,994
WAL MART STORES INC       COM              931142103 $     214,028     4,503,000 SH           OTHER       1          4,503,000
WASTE MGMT INC DEL        COM              94106L109 $     222,783     6,819,201 SH           OTHER       1          6,819,201
WYETH                     COM              983024100 $     164,979     3,733,400 SH           OTHER       1          3,733,400
